UNITED STATES

	     SECURITIES AND EXCHANGE COMMISSION

		   Washington, D.C.  20549

			 FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		    INVESTMENT COMPANIES

	Investment Company Act file number:  811-9521

		     MANAGERS AMG FUNDS
      (Exact name of registrant as specified in charter)

	40 Richards Avenue, Norwalk, Connecticut 06854
     (Address of principal executive offices)  (Zip code)


		    The Managers Funds LLC
	40 Richards Avenue, Norwalk, Connecticut 06854
	    (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	SEPTEMBER 30

Date of reporting period:	OCTOBER 1, 2002 to SEPTEMBER 30, 2003
				(Annual Shareholder Report)

Item 1.  REPORT TO SHAREHOLDERS.
=====================================================================


[AMG Logo Omitted]

Managers AMG Funds

[Frontier Logo Omitted]



Frontier Growth Fund
Frontier Small Company Value Fund
---------------------------------

Annual Report
September 30, 2003

FRONTIER GROWTH FUND

FRONTIER SMALL COMPANY VALUE FUND


Annual Report
September 30, 2003

			TABLE OF CONTENTS
			-----------------

								Begins
								on Page
								-------
Letter to Shareholders						 1

Portfolio Managers' Comments					 2

Summary of Industry Weightings and Top Ten Holdings		 6

Schedules of Portfolio Investments				 7

Financial Statements:
 Statements of Assets and Liabilities				13
  Fund balance sheets, net asset value (NAV) per share
   computation and cumulative undistributed amounts

 Statements of Operations					14
  Detail of sources of income, Fund expenses, and realized
   and unrealized gains (losses)during the fiscal year

 Statements of Changes in Net Assets				15
  Detail of changes in Fund assets for the past two fiscal years

Financial Highlights						17
 Net asset value per share, total return, expense ratios,
  turnover ratio and net assets

Notes to Financial Statements					19
 Accounting and distribution policies,details of agreements
  and transactions with Fund management and affiliates

Report of Independent Auditors					23

Trustees and Officers						24


Letter to Shareholders
------------------------------------------------------------------------
Dear Fellow Shareholders:

Investors' outlook for the financial markets has changed radically since our last report. Earlier this year the stock market was bottoming under the weight of the military confrontation with Iraq and the sluggishness of the US economy. Since then, the market has vaulted by more than 25%. Initially this was catalyzed by the seemingly swift success of our military in toppling the government in Iraq. The rally continued throughout the summer, however, as evidence began to suggest that the economy was strengthening. Lower quality companies that may have been oversold dominated in the early stages as they reacted vigorously to perceived improvements in the environment. However, the rally broadened as earnings announcements confirmed an improvement in company fundamentals, particularly within the materials, industrials, consumer discretionary and technology sectors. As many investors had hoped, the cost cutting and business rationalization that has taken place over the last few years helped to boost the bottom line of many companies despite only modest top-line growth. Evidence that the economy is responding to the significant monetary and fiscal stimuli applied throughout the past few years is building, and the market seems to be expecting continued growth. GDP, consumer spending and business spending all improved in the second and third quarters. Although unemployment also continued to rise, this is not unusual during the early stages of a recovery.

I am pleased to note that both Funds rose significantly in the recent rebound and they have both provided returns in excess of 20% for the year ended September 30, 2003. They have, however, lagged the returns of their primary benchmarks. We believe that much of this is the result of the especially strong performance of lower quality stocks as noted above, and that this is not a sustainable trend. A detailed discussion of each Fund's results for the year along with a description of how the portfolios are currently positioned is included within this report.

I am sorry to report that due to the inefficiencies of running mutual funds that have a relatively small amount of assets, the Trustees of the Funds have approved a plan to liquidate both of these Funds on January 2, 2004. If you have not already, you will soon receive a notification of the plan for liquidation along with an explanation of your choices with respect to where to reinvest your proceeds from the liquidation of these Funds. We appreciate your investment and hope that you will find another of the Funds within the Managers or Managers AMG Fund families that is suitable to your needs. For more information on all of the other Funds within these two families, including fees and expenses, please check our websites at www.managersfunds.com and www.managersamg.com for a prospectus. Please read the prospectus carefully before you invest in a new fund. In addition, we will post any news or other pertinent information about these Funds as soon as applicable on the website.

Should you have any questions about this report or the closing of these funds, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment.

Sincerely,

/s/ Peter M. Lebovitz
---------------------
Peter M.Lebovitz

President

Managers AMG Funds

------------------------------------------------------------------------
Frontier Growth Fund

Portfolio Manager Comments
------------------------------------------------------------------------
For the fiscal year ended September 2003, the Frontier Growth Fund achieved a gain of 20.09%, which compares to gains of 25.92% and 24.40%, respectively, in the Russell 1,000 Growth Index and the S&P 500.

Our performance relative to the Russell 1,000 Growth Index was hampered by 400 basis points during the fourth quarter of 2002, as we were underweight technology, which experienced a sharp rally, and suffered losses in a number of healthcare services stocks that witnessed significant declines in the wake of problems at Tenet Healthcare and a market rotation into technology. Performance during calendar year 2003, to date, has been about 77 basis points behind the Russell 1,000 Growth Index and superior to the S&P 500 by 202 basis points. Performance has been helped by strong gains in our financial, health care, and consumer investments, with notable contributions from Legg Mason, Boston Scientific, and Dollar Tree, respectively. Performance has been hindered by our lower relative exposure in technology. While we are enthusiastic about select technology companies, we are skeptical that the technology area as a whole will resume the torrid growth of the late '90s that would be necessary to support its current rich valuation.

Looking forward, while September broke a six-month winning streak for the markets with a decline of 1% in the Russell 1000 growth index, we remain on the whole constructive in our outlook. We are more tempered in our expectations after several months of exceptional gains during 2003, but believe the underpinnings for stronger economic and corporate profit growth are taking hold. While challenges clearly persist in the form of stubbornly high unemployment, the foundations for growth are growing stronger as is evident by rising GDP growth, increasing new order activity and improving manufacturing and service sector activity levels. Still, we continue to expect a gradual rather than sharp economic improvement given persistent pricing pressure, slack capacity, and the lack of significant pent up consumer demand. A gradual recovery, however, should keep long-term interest rates from rising sharply and curtailing the economic rebound and dampening equity valuations.

Given the markets sharp rise over the last few months, a short-term market pause is healthy given continued economic and profit challenges with the greatest being employment and pricing, respectively. Over the intermediate term, however, an improving economy coupled with reasonable valuations should create the foundations for further stock market gains that mirror corporate profit growth.

We have positioned the portfolio to benefit from an economic upturn with significant investments in financial services, consumer discretionary, and select technology companies. However, recognizing that the strength of this economic upturn is apt to be somewhat muted and uneven in nature, we continue to give balance to the portfolio by maintaining significant investments in more secular growth areas such as health care and select consumer staple stocks, as well as recession resistant areas such as computer serviceproviders. True to our growth at a reasonable price philosophy our portfolios continue to trade at compelling relative valuations when looked at from a price/earnings multiple basis or a price to growth basis.

------------------------------------------------------------------------
Frontier Growth Fund

Portfolio Manager Comments (continued)
------------------------------------------------------------------------
Cumulative Total Return Performance
-----------------------------------
Frontier Growth Fund 's cumulative total return is based on the daily change in net asset value (NAV), and assumes that all distributions were invested. The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 commonly trades stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of those stocks. The Index assumes reinvestment of dividends. This chart compares a hypothetical $10,000 investment made in Frontier Growth Fund and includes, for periods prior to the Fund's inception on October 2, 2000, the return of the Frontier Growth, the predecessor fund, to a $10,000 investment made in the S&P 500 for the same time period. The predecessor fund began operations on March 7, 1988, and its objectives, policies, guidelines and restrictions were in all material respects, the same as the Fund's. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used. Past performance is not indicative of future results. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. Total returns would have been lower had certain expenses not been reduced.








	Value of $10,000 Investment
	---------------------------

Year End	Frontier Growth Fund	S&P 500 Index
--------------	--------------------	----------------
Sep-93		$10,000			$10,000
Sep-94		  9,843			 10,369
Sep-95		 12,997			 13,454
Sep-96		 13,384			 16,189
Sep-97		 17,646			 22,737
Sep-98		 15,857			 24,794
Sep-99		 23,460			 31,688
Sep-00		 35,228			 35,897
Sep-01		 19,234			 26,341
Sep-02		 16,017			 20,945
Sep-03		 19,234			 26,054




		Average Annualized Total Returns
		--------------------------------
			One Year	Five Years	Ten Years
			--------	----------	---------
Frontier Growth Fund	20.09%		3.94%		6.76%
S&P 500 Index		24.40%		1.00%		10.05%



------------------------------------------------------------------------
Frontier Small Company Value Fund

Portfolio Manager Comments
------------------------------------------------------------------------
The following is a review of the Frontier Small Company Value Fund (the "Fund") for the fiscal year ended September 30, 2003.

Over this period the Fund rose 21.38%. This compares to gains of 31.66% and 36.50% for the Russell 2000 Value Index and the Russell 2000 Index, respectively.

The gain in the stock market during the period was related to greater investor enthusiasm regarding both the economic outlook and corporate earnings. The end of major fighting in Iraq, the continuation of low interest rates, and very favorable tax legislation signed in May all contributed to the market's strength. The rise in the market was also a rebound from the sharp sell-off that began in the second half of fiscal year 2002.

While we are pleased with the absolute gains in the market, we are unsatisfied with the Fund's performance compared to the Russell benchmarks. During the period, the market rewarded the most speculative and expensive companies. Unprofitable companies produced gains substantially above the returns of profitable companies. The stocks of companies with the highest price-to-earnings and price-to-book ratios also did much better than less pricey stocks. We do not believe these trends are sustainable longer term.

During the period, the Fund had net positive contributions from most industry sectors with a slight decline from consumer staples. The five top industry contributors to performance - in order of benefit - were technology, financial services, producer durable equipment, auto & transportation, and consumer discretionary companies. Of the portfolio's top ten stock contributors, three were consumer discretionary stocks, two each were materials & processing and technology stocks, while the other three were from different sectors. The single biggest contributor was Acuity Brands, Inc., a manufacturer of lighting equipment as well as maintenance and sanitation supplies. The stock outperformed as the company generated significant balance sheet improvements by paying down debt and reducing working capital. Acuity added approximately 1.3 percentage points to the Fund's overall return.

SCS Transportation, a trucking company, was a close runner-up for strongest contributor. The company was spun-out from Yellow Corp., a former holding of the Fund, at the end of Sept. 2002. In addition to receiving shares distributed to the Fund as part of the spin-out process, the Fund purchased shares in the open market after the spin-out occurred. Often investors in a corporate parent company must sell their spun-out stock for a variety of reasons - for example, the market capitalization of the spun-out company might be too small for the investor's requirements. While these kinds of shareholders were likely selling their SCS stock after the spin-out, the Fund bought the stock at what we believed were attractive prices.

The Fund's gains were partly offset by declines in investments in under performing stocks. While consumer discretionary stocks made an overall positive contribution to the portfolio and were among the top ten performers, they also accounted for half of the bottom ten performing stocks. The other five bottom performers came from different industry sectors. The single largest detractor to performance was Stewart Enterprises Inc., a major funeral services company. The stock reduced the Fund's return by approximately 1.5 percentage points. The decline in the stock was related to the company reducing earnings guidance. While such a stock might seem to hold up well in a slow-growing economy, the company's lowered outlook was partly based on less-than-expected sales of "pre-need " funeral and cemetery services. These services are bought by consumers for future use and therefore are discretionary purchases that can be influenced by weakness in the economy.

------------------------------------------------------------------------
Frontier Small Company Value Fund

Portfolio Manager Comments (continued)
------------------------------------------------------------------------
Compared to the prior period, the portfolio continues to be diversified across industry sectors, although our industry weightings have changed, in some cases, as we found new, attractively priced companies and sold other companies. The health care and technology sectors now have somewhat larger weightings, while consumer discretionary, financial services, and materials & processing have lower weightings.

We believe the Fund will benefit in an improving economy. That said, our research and stock selection focuses primarily on "bottom-up" decision-- making. Rather than creating an economic forecast and then trying to find stocks that might do well under that particular economic scenario, our process begins by scrutinizing individual companies and deciding whether they are attractive from a risk-reward perspective. We believe Frontier's strengths are in analyzing and understanding companies and in recognizing their upside potential and downside risk. We research companies through in-depth discussions with their management and also through analysis of their financial filings. We examine each company's earnings quality and assess the company's potential to improve its return on capital. We believe that this methodology helps us make investments in companies with good potential for price appreciation while reducing the downside risk.

As we write this note early in the fourth quarter, we continue to be optimistic about the investment opportunities in the small cap value space.

Cumulative Total Return Performance
-----------------------------------
The Fund's cumulative total return is based on the daily change in net asset value (NAV), and assumes that all distributions were invested. The Russell
2000 Value Index is an unmanaged capitalization weighted index of those companies with lower price-to-book ratios and lower forecasted growth values which are among the 2,000 smallest companies in the Russell 3000 Index. The Index assumes reinvestment of dividends. This chart compares a hypothetical $10,000 investment made in Frontier Small Company Value Fund on February 28, 2001, (commencement of operations), to a $10,000 investment made in the Russell 2000 Value Index for the same time period. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares.Past performance is not indicative of future results. Total returns would have been lower had certain expenses not been reduced.








	Value of $10,000 Investment
	---------------------------

Year End	Frontier Small Company Fund	Russell 2000 Value Index
--------------	---------------------------	-------------------------

Feb-01		$10,000				$10,000
Sep-01		  9,490				  9,520
Sep-02		  9,716				  9,380
Sep-03		 11,794				 12,350







Average Annualized Total Returns
--------------------------------
		One Year	Since Inception*
		--------	---------------
Frontier Small
 Company Fund	21.38%		5.68%
Russell 2000
 Value Index	31.66%		8.52%



* Commencement of operations was February 28, 2001.

------------------------------------------------------------------------
Managers AMG Funds

Summary of Industry Weightings as of September 30, 2003 (unaudited)
------------------------------------------------------------------------


						Frontier	Russell
			Frontier	S&P 500	Small Company	2000 Value
Major Sectors		Growth Fund	Index	Value FUnd	Index
----------------------	-------------	-------	--------------	------------
Consumer Discretionary 	18.1 %		11.0 %	11.2 %		14.7 %
Consumer Staples 	 6.0 		11.5 	 3.4 		 2.8
Energy 			 4.0 		 5.7 	 5.2 		 3.5
Financials 		15.1 		21.0 	17.5 		21.7
Health Care 		21.0 		13.9 	 6.6 		13.9
Industrials 		 5.9 		10.0 	26.4 		13.8
Information Technology 	26.4 		17.7 	20.1 		21.0
Materials 		 0.0 		 2.8 	 5.9 		 4.3
Telecommunication
 Services		 0.0		 3.4	 0.0		 1.3
Utilities		 0.0		 3.0	 2.1		 3.0
Other			 3.5		 0.0	 1.6		 0.0


------------------------------------------------------------------------
Top Ten Holdings as of September 30, 2003 (unaudited).
------------------------------------------------------------------------



Frontier Growth Fund 		Frontier Small Company Value Fund
------------------------------	--------------------------------------
			% Fund 					% Fund
			------					------
General Electric Co.	3.4%	Fulton Financial Corp.*		2.6%
Alliance Capital 		CDI Corp.*			2.5
Management Holdings,LP* 2.8 	Parkway Properties, Inc.	2.5
Legg Mason, Inc.	2.7 	SCS Transportation, Inc.	2.5
Target Corp.		2.6 	Kadant, Inc.			2.2
American Express Co.	2.6 	Brandywine Realty Trust 	2.2
Merrill Lynch & Co.	2.4 	Piedmont Natural Gas Co.	2.1
XTO Energy, Inc.	2.4 	Minerals Technologies, Inc.*	2.0
Dollar Tree Stores,Inc.	2.3 	Zale Corp.			2.0
Citigroup, Inc.		2.3 	Home Properties of NY, Inc.	1.9
Intel Corp.		2.3
			-----					-----
Top Ten as a Group 	25.8%	Top Ten as a Group 		22.5%
			=====					=====


*Top Ten Holding at September 30,2002

------------------------------------------------------------------------
Frontier Growth Fund

Schedule of Portfolio Investments

September 30, 2003
------------------------------------------------------------------------

					Shares		Value
					------		-----
Common Stocks - 96.5%

Consumer Discretionary - 18.1%
Carnival Corp.				2,600 (1)	$ 85,514
Clear Channel Communications, Inc.*	1,200		  45,960
Comcast Corp., Special Class A*		2,200 (1)	  64,988
Dollar Tree Stores, Inc.*		3,400 (1)	 113,900
Harley-Davidson, Inc.			  700		  33,740
InterActiveCorp *			1,700 (1)	  56,185
Interpublic Group Co., Inc.		2,500		  35,300
Lowe's Co., Inc.			1,700		  88,230
Target Corp.		 		3,400		 127,942
The Walt Disney Co.			4,900		  98,833
Viacom, Inc., Class A*			1,700		  65,280
Williams-Sonoma, Inc.*			2,400		  64,752
							--------
    Total Consumer Discretionary 			 880,624
							--------
Consumer Staples - 6.0%
Avon Products, Inc.			1,600		 103,296
CVS Corp. 				1,300		  40,378
Estee Lauder Co., Class A		1,000		  34,100
PepsiCo, Inc.				1,000		  45,830
Wal-Mart Stores, Inc.			1,200		  67,020
							--------
     Total Consumer Staples 				 290,624
							--------
Energy - 4.0%
Pioneer Natural Resources Co.*		3,000		  76,380
XTO Energy, Inc.			5,500		 115,445
							--------
     Total Energy					 191,825
							--------
Financials - 15.1%
Alliance Capital Management Holding L.P.4,000		 133,960
American Express Co.			2,800		 126,168
Citigroup, Inc.				2,500		 113,775
Legg Mason, Inc.			1,800		 129,960
Merrill Lynch & Co., Inc.		2,200		 117,766
Morgan Stanley				  800		  40,368
SLM Corp.				1,900		  74,024
							--------
     Total Financials					 736,021
     							--------
Health Care - 21.0%
Alcon, Inc.*				1,900		 106,685
Amgen, Inc.*				1,500		  96,855
Boston Scientific Corp.*		1,400		  89,320


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Frontier Growth Fund

Schedule of Portfolio Investments (continued)
------------------------------------------------------------------------

					Shares		Value
					------		-----
Health Care (continued)
C.R. Bard, Inc.				1,500		$106,500
Caremark Rx, Inc.*			2,200 (1)	  49,720
Eli Lilly & Co.				  400		  23,760
Forest Laboratories, Inc.*		  500		  25,725
HCA, Inc.				1,100		  40,546
IMS Health, Inc.			3,600		  75,960
Johnson & Johnson			1,400		  69,328
Medtronic, Inc.				  900		  42,228
Patterson Dental Co.*			  700		  40,306
Pfizer, Inc.				1,740		  52,861
St. Jude Medical, Inc.*			1,000		  53,770
UnitedHealth Group, Inc.		  500		  25,160
WellPoint Health Networks, Inc.*	  300		  23,124
Wyeth					1,300		  59,930
Zimmer Holdings, Inc.*			  700		  38,570
						       ---------
     Total Health Care 				       1,020,348
						       ---------
Industrials - 5.9%
Aramark Corp., Class B*			1,800		  45,054
Dover Corp.1,300 45,981
General Electric Co.			5,500		 163,955
United Technologies Corp.		  400		  30,912
							--------
     Total Industrials					 285,902
							--------
Information Technology - 26.4%
Accenture Ltd.*				2,200		  49,148
Amdocs, Ltd.*				2,900		  54,520
Analog Devices, Inc.*			2,800		 106,456
BEA Systems, Inc.*			3,700		  44,585
CDW Corp.*				1,300		  75,062
Ceridian Corp.*				3,200		  59,584
Cisco Systems,Inc.*			5,000		  97,700
Cognos, Inc.*				1,700		  52,734
Dell, Inc.*				2,200		  73,458
Fiserv, Inc.*				3,000		 108,690
Intel Corp.				4,000		 110,040
International Business Machines Corp.	1,200		 105,996
Kla-Tencor Corp*			  400		  20,560
Lexmark International, Inc.*		  500		  31,505
Microchip Technology, Inc.		1,100		  26,334
Microsoft Corp.				2,000		  55,580
Nokia Corp., Sponsored ADR		3,700 (1)	  57,720



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Frontier Growth Fund

Schedule of Portfolio Investments (continued)
------------------------------------------------------------------------

					Shares		Value
					------		-----
Information Technology (continued)
Taiwan Semiconductor
 Manufacturing Co., Ltd.*		5,200 		$ 56,316
Utstarcom, Inc.*			1,100		  34,991
Veritas Software Corp.*			1,000		  31,400
Xilinx, Inc.*				1,100		  31,361
						       ---------
    Total Information Technology 		       1,283,740
						       ---------
Total Common Stocks
 (cost $4,319,841)				       4,689,084
						       ---------
Other Investment Companies - 11.2% (2)
Bank of New York Institutional Cash
 Reserves Fund, 1.17% (3)		457,100 	 457,100
JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 0.92%	 85,533 	  85,533
Total Other Investment Companies
 (cost $542,633)					 542,633

Total Investments - 107.7%
 (cost $4,862,474)				       5,231,717
Other Assets,less Liabilities - (7.7)%			(372,931)
						       ----------
Net Assets - 100.0%				       $4,858,786
						       ==========

Note: 	Based on the cost of investments of $4,610,662 for Federal
	income tax purposes at September 30, 2003, the aggregate gross unrealized appreciation and depreciation were $743,798 and $335,238, respectively, resulting in net unrealized appreciation of investments of $408,560.

*	Non-income-producing securities.

(1) 	Some or all of these shares,amounting to a market value of
	$428,027, or 8.8% of net assets, were out on loan to various
	brokers.
(2) 	Yields shown for these investment companies represent the September
	30, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
(3)	Collateral received from brokers for securities lending was invested
	in this short-term investment.

Investments Abbreviations:
--------------------------
ADR:	Securities whose value is determined or significantly influenced by
	trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. Sponsored ADRs are initiated by the underlying foreign company.



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Frontier Small Company Value Fund

Schedule of Portfolio Investments September 30, 2003
------------------------------------------------------------------------

					Shares		Value
					------		-----
Common Stocks - 98.4%
Consumer Discretionary - 11.2%
AnnTaylor Stores Corp.*			7,100 		$ 228,194
Chicago Pizza & Brewery, Inc.*		6,000 (1)	   70,500
Emmis Communications Corp., Class A*	7,900 		  159,422
Federal Signal Corp.		       10,300 		  153,470
Hibbett Sporting Goods, Inc.*		7,650		  182,988
Interactive Data Corp.*			7,000		  110,600
Libbey, Inc.				3,300		   91,773
O'Reilly Automotive, Inc.*		3,000		  110,310
Rare Hospitality International, Inc.*	7,800		  194,298
Zale Corp.*				6,300		  279,783
							---------
     Total Consumer Discretionary 			1,581,338
							---------
Consumer Staples - 3.4%
Duane Reade, Inc.*		       14,800		  236,060
Robert Mondavi Corp., Class A*		7,800		  241,644
							---------
     Total Consumer Staples				  477,704
							---------
Energy - 5.2%
Denbury Resources, Inc.*	       11,600		  143,376
National-Oilwell, Inc.*			7,600		  137,864
Remington Oil & Gas Corp.*		4,200		   76,230
St. Mary Land & Exploration Co.		9,700		  245,604
Western Gas Resources, Inc.		1,800		   68,400
Westport Resources Corp.*		3,000		   70,620
							---------
     Total Energy 					  742,094
							---------
Financials - 17.5%
Brandywine Realty Trust (4)		11,900		  305,711
Fulton Financial Corp.			18,250		  366,460
Harleysville Group, Inc.		 6,000		  139,860
Home Properties of NY, Inc.		 7,000		  274,400
LaSalle Hotel Properties		13,100		  227,023
Parkway Properties, Inc.		 8,000		  349,600
PMA Capital Corp., Class A		 8,200		  102,746
Selective Insurance Group, Inc.		 8,300		  247,008
SL Green Realty Corp.			 5,600 (1)	  202,216
Texas Regional Bancshares,Inc., Class A  7,879		  266,231
							---------
      Total Financials					2,481,255
							---------
Health Care - 6.6%
Alpharma, Inc.				10,300		  191,580
Datascope Corp.				 6,900		  212,106




The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Frontier Small Company Value Fund

Schedule of Portfolio Investments (continued)
------------------------------------------------------------------------

					Shares		Value
					------		-----
Health Care (continued)
Haemonetics Corp.*			8,100		$ 191,241
Matria Healthcare, Inc.*		7,600		  131,176
Sola International, Inc.*	       12,900		  206,400
							---------
     Total Health Care 					  932,503
							---------
Industrials - 26.4%
Acuity Brands, Inc.*		       14,900		  269,094
Baldor Electric Co.			6,300		  132,993
CDI Corp.*			       13,200		  356,796
ElkCorp.				9,500		  223,820
ESCO Technologies, Inc.*		5,800		  262,566
G&K Services, Inc., Class A 		4,900		  171,500
HON Industries, 	Inc.		4,900 		  181,104
Integrated Electrical Services, Inc.*  13,600		   93,840
Kadant, Inc.*			       16,100		  308,476
Kaydon Corp.				4,100		   97,334
Kirby Corp.*				7,400		  212,380
Korn/Ferry International*		8,500		   70,125
Mercury Computer Systems, Inc.*		3,600		   76,788
Nordson Corp.				5,600		  144,984
Paxar Corp.*			       13,700		  175,360
Power-One, Inc.*		       25,800		  265,482
Princeton Review, Inc.*		       11,900		   76,517
Quixote Corp.				5,000		  125,750
Reliance Steel & Aluminum Co.		3,300		   73,227
SCS Transportation, Inc.*	       22,950		  346,545
Werner Enterprises, Inc.		2,900 		   66,439
							---------
     Total Industrials					3,731,120
							---------
Information Technology - 20.1%
Actel Corp.*			       10,800		  258,876
Anaren Microwave, Inc.*		       18,900		  241,164
Artesyn Technologies, Inc.*	       29,400 (1)	  222,852
Aspen Technology, Inc.*		       26,500 (1)	  103,350
Concord Communications, Inc.*	       11,500		  150,535
Electronics for Imaging, Inc.*	       10,800 		  251,856
Extreme Networks, Inc.*		       24,100		  152,071
Informatica Corp.*		       34,900	    	  260,005
Littelfuse, Inc.*			9,200		  211,600
Pec Solutions, Inc.*		       12,100		  178,596
Raindance Communications, Inc.*	       54,400		  150,144
Richardson Electronics, Ltd.	       16,700		  177,020



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Frontier Small Company Value Fund

Schedule of Portfolio Investments (continued)
------------------------------------------------------------------------

					Shares		Value
					------		-----
Information Technology (continued)
RSA Security, Inc.*			7,200		$ 102,816
SBS Technologies, Inc.*		       21,300		  231,105
Sipex Corp.*			       10,800		   84,780
Sypris Solutions, Inc.			5,200		   71,396
							---------
     Total Information Technology 			2,848,166
							---------
Materials - 5.9%
Albemarle Corp.				2,700		   74,115
Brust Well Man, Inc.*		       16,400		  168,100
Cambrex, Corp.				7,300		  165,710
HB Fuller Co.				6,000		  145,620
Minerals Technologies, Inc.		5,600		  285,040
							---------
     Total Materials					  838,585
							---------
Utilities - 2.1%
Piedmont Natural Gas Co.		7,600 (1)	  296,400
							---------
Total Common Stocks
 (cost $11,431,079)				       13,929,165
						       ----------
Other Investment Companies - 9.1% (2)
Bank of New York Institutional Cash
 Reserves Fund, 1.17 % (3)	       950,209 		   950,209
JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 0.92 %    335,846		   335,846

Total Other Investment Companies
 (cost $1,286,055)					 1,286,055
						       -----------
Total Investments - 107.5%
 (cost $12,717,134)					15,215,220

Other Assets, less Liabilities - (7.5)%			(1,067,934)
						       ------------
Net Assets - 100.0 %				       $ 14,147,286
						       ============




Note:	Based on the cost of investments of $12,747,810 for Federal
	income tax purposes at September 30,2003,the aggregate gross unrealized appreciation and depreciation were $2,921,944 and $273,873, respectively, resulting in net unrealized appreciation of investments of $2,648,071.

*	Non-income-producing securities.

(1)	Some or all of these shares, amounting to a market value of
	$895,318, or 6.3 % of net assets, were out on loan to various brokers.

(2)	Yields shown for these investment companies represent the September
	30, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(3)	Collateral received from brokers for securities lending was invested
	in this short-term investment.

(4) 	Affiliated Company - See Note 6 in the Notes to Financial Statements.



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Managers AMG Funds

Statements of Assets and Liabilities

September 30, 2003
------------------------------------------------------------------------


							Frontier
					Frontier	Small
					Growth 		Company
					Fund		Value Fund
					-------------	----------------

Assets:
-------
Investments at value			$ 5,231,717	$ 15,215,220
Receivable for investments sold		     97,597		-
Receivable for Fund shares sold			-	       1,163
Dividends and interest receivable	      1,720	      15,093
Receivable due from advisor		     11,671		-
Prepaid expenses			      7,963	       5,090
					-----------	------------
  Total assets				  5,350,668	  15,236,566
					-----------	------------

Liabilities:
------------
Payable upon return of securities loaned    457,100	     950,209
Payable for investments purchased	      5,584	      80,286
Payable for Fund shares repurchased	        -	      16,809
Accrued expenses:
Investment advisory and management fees	        -	       6,158
Distribution fees			      1,046	       3,058
Professional fees			     15,356	      16,887
Custodian fees				      6,084	       6,262
Transfer agent fees			      5,988	       6,928
Other					        724	       2,683
					-----------	------------
      Total liabilities			    491,882	   1,089,280
					-----------	------------
Net Assets				$ 4,858,786	$ 14,147,286
					===========	============

Shares outstanding			    893,872	   1,334,121
					-----------	------------
Net asset value, offering and
 redemption price per share 		      $5.44 	      $10.60
					    =======	    ========
Net Assets Represent:
---------------------
Paid-in capital				$ 4,966,465	$ 13,222,420
Undistributed net investment income	     18,249	      34,592
Accumulated net realized loss from
 investments				   (495,171)	  (1,607,812)
Net unrealized appreciation
 of investments				    369,243	   2,498,086
					-----------	------------
Net Assets				$ 4,858,786	$ 14,147,286
					===========	============

Investments at cost 			$ 4,862,474	$ 12,717,134
					-----------	------------


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Managers AMG Funds

Statements of Operations

For the fiscal year ended September 30, 2003
------------------------------------------------------------------------



							Frontier
					Frontier	Small
					Growth 		Company
					Fund		Value Fund
					-------------	----------------
Investment Income:
------------------
Dividend income				$  43,171 	$ 242,390
Interest income 			    1,913	    8,447
Securities lending fees 		      349 	      786
Foreign withholding tax 		     (229)		-
					----------	----------
    Total investment income 		   45,204	  251,623
					----------	----------
Expenses:
---------
Investment advisory and management fees    42,672	  153,786
Distribution fees			   12,551	   34,951
Custodian				   28,116	   29,303
Transfer agent				   24,804	   29,828
Professional fees			   19,497	   29,096
Registration fees			   16,996	   16,613
Trustees fees and expenses		    1,210	    3,328
Miscellaneous				    1,352	    5,245
					----------	----------
     Total expenses before reimbursements  147,198	  302,150
					----------	----------

Less:Expense reimbursements 		  (84,725)	  (93,761)
Net expenses				   62,473	  208,389
					----------	----------
     Net investment income (loss)	  (17,269)	   43,234
					----------	----------

Net Realized and Unrealized Gain (Loss):
----------------------------------------
Net realized loss on investments 	 (170,185)     (1,449,148)
Net unrealized appreciation
 of investments 			1,122,390 	4,089,666
					----------	----------
    Net realized and unrealized gain 	  952,205 	2,640,518
					----------	----------
Net Increase in Net Assets
 Resulting from Operations 		$ 934,936 	$2,683,752
					==========	==========



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Frontier Growth Fund

Statement of Changes in Net Assets

For the fiscal years ended September 30,
------------------------------------------------------------------------


					2002 		2003
					------------	------------
Increase (Decrease) in Net Assets
From Operations:
---------------------------------
Net investment loss 			$  (17,269)	$  (33,423)
Net realized loss on investments 	  (170,185)	(1,606,153)
Net unrealized appreciation
 of investments 			 1,122,390	   794,295
Net increase (decrease)in net assets	-----------	-----------
 resulting from operations 		   934,936 	  (845,281)
					-----------	-----------

From Capital Share Transactions:
--------------------------------
Proceeds from the sale of shares 	   197,913	   896,095
Cost of shares repurchased 		  (822,238)	(1,802,108)
Net decrease from
 capital share transactions 		  (624,325)	  (906,013)
					-----------	-----------
Total increase (decrease) in net assets    310,611 	(1,751,294)
					-----------	-----------
Net Assets:
-----------
Beginning of year 			 4,548,175 	 6,299,469
					-----------	-----------
End of year 				$4,858,786 	$4,548,175
					===========	===========
End of year undistributed
 net investment income 			$   18,249 	$	-
					-----------	-----------
Share Transactions:
-------------------
Sale of shares 				    39,613	   147,274
Shares repurchased 			  (148,891)	  (301,339)
					-----------	-----------
    Net decrease in shares 		  (109,278)	  (154,065)
					-----------	-----------




The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Frontier Small Company Value Fund

Statement of Changes in Net Assets

For the fiscal years ended September 30,
------------------------------------------------------------------------



					2003		2002
					-------------	-------------
Increase (Decrease) in Net Assets
From Operations:
---------------------------------
Net investment income 			$   43,234 	$    39,548
Net realized loss on investments 	(1,449,148)	   (208,015)
Net unrealized appreciation
 (depreciation) of investments 		 4,089,666 	   (687,079)
Net increase (decrease) in net assets	-----------	------------
 resulting from operations 		 2,683,752 	   (855,546)
					-----------	------------

Distributions to Shareholders:
------------------------------
From net investment income		   (27,747)	    (21,523)
From net realized gain on investments 	      (558)	   (963,157)
					-----------	------------
     Total distributions to shareholders   (28,305)	   (984,680)
					-----------	------------

From Capital Share Transactions:
--------------------------------
Proceeds from the sale of shares 	 1,543,732 	  7,506,216
Net asset value of shares issued in
 connection with reinvestment of
 dividends and distributions		    28,305	    984,675
Cost of shares repurchased 		(4,000,283)	 (2,838,162)
Net increase (decrease)from		-----------	------------
 capital share transactions 		(2,428,246)	  5,652,729
					-----------	------------
    Total increase in net assets	   227,201	  3,812,503
					-----------	------------
Net Assets:
-----------
Beginning of period			13,920,085	 10,107,582
					----------	-----------
End of period			       $14,147,286 	$13,920,085
					==========	===========

End of period undistributed
 net investment income			$   34,592 	$    32,825
					----------	-----------
Share Transactions:
-------------------
Sale of shares				   169,320	    705,896
Shares issued in connection with
 reinvestment of dividends and
 distributions				     3,093	     92,545
Shares repurchased			  (428,780)	   (272,578)
					-----------	------------
Net increase (decrease) in shares 	  (256,367)	    525,863
					-----------	------------


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Frontier Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal year ended September 30,
------------------------------------------------------------------------



					2003		2002		2001
					-------------	-------------	-------------
Net Asset Value, Beginning of Year 	$4.53 		$5.44 		$10.00
					-----		-----		------
Income from Investment Operations:
----------------------------------
Net investment loss 			(0.02)		(0.03)		 (0.04)
Net realized and unrealized gain
 (loss) on investments 			 0.93 		(0.88)		 (4.49)
					------		------		-------
     Total from investment operations	 0.91		(0.91)		 (4.53)
					------		------		-------

Less Distributions to Shareholders from:
----------------------------------------
Net realized gain on investments 	  -		  -		 (0.03)
					------		------		-------
Net Asset Value, End of Year		$5.44 		$4.53 		 $5.44
					======		======		=======

Total Return (a)			20.09 %		(16.73) %	(45.50)%
--------------------------------------------------------------------------------------
Ratio of net expenses to average net
 assets 				 1.24 %		  1.24  %	  1.24 %

Ratio of net investment loss to
 average net assets 			(0.34) %	 (0.53) %	 (0.55) %

Portfolio turnover 			  114 %		   99 %		   126 %

Net assets at end of year
 (000's omitted)			$4,859 		$4,548 		$6,299
--------------------------------------------------------------------------------------
Expense Offsets (b)
-------------------
Ratio of total expenses to average net
 assets 				 2.93 %		 2.51 %		  2.23 %
Ratio of net investment loss to average
 net assets 				(2.03) %	(1.80) %	 (1.55) %
======================================================================================


(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Ratio information assuming no reduction of Fund expenses.

------------------------------------------------------------------------
Frontier Small Company Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period* ended September 30,
------------------------------------------------------------------------

					2003		2002		2001
					---------	----------	----------
Net Asset Value, Beginning of Period 	$8.75 		$9.49 		$10.00
					-----		-----		------
Income from Investment Operations:
----------------------------------
Net investment income 			 0.04 		 0.02 		  0.02
Net realized and unrealized gain
 (loss)on investments 			 1.83 		 0.15 (a)	 (0.53)
					-----		-----		-------
Total from investment operations 	 1.87 		 0.17 		 (0.51)
					-----		-----		-------

Less Distributions to Shareholders from:
----------------------------------------
Net investment income 			(0.02)		(0.02)		   -
Net realized gain on investments 	(0.00) (b)	(0.89)		   -
					-----		-----		-------
Total distributions to shareholders 	(0.02)		(0.91)		   -
					-----		-----		-------
Net Asset Value,End of Period 		$10.60 		$8.75 		 $9.49
					======		=====		=======

Total Return (c)			21.38%		0.13%		(5.10)%(d)
------------------------------------------------------------------------------------
Ratio of net expenses to average net
 assets 				  1.49%		 1.49%		  1.49% (e)

Ratio of net investment income to average
 net assets 				  0.31%		 0.30%		  0.45% (e)

Portfolio turnover 			  66%		  83%		   79% (d)

Net assets at end of period
 (000's omitted)			$14,147 	$13,920 	$10,108
------------------------------------------------------------------------------------
Expense Offsets (f)
-------------------
Ratio of total expenses to average
 net assets 				 2.16%		 2.15%		 2.51%	(e)

Ratio of net investment loss to average
 net assets 				(0.36)%		(0.36)%		(0.57)% (e)
====================================================================================



*Commencement of operations was February 28, 2001.

(a) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss from investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(b) Rounds to less than ($0.01).
(c) Total returns and net investment income would have been lower had certain expenses not been reduced.
(d) Not annualized.
(e) Annualized.
(f) Ratio information assuming no reduction of Fund expenses.

------------------------------------------------------------------------
Notes to Financial Statements

September 30, 2003
------------------------------------------------------------------------

(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the
"1940 Act"). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Frontier Growth Fund ("Growth") and Frontier Small Company Value Fund ("Small Company Value") (each a "Fund" and collectively the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments
---------------------------
Equity securities traded on a domestic securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at last quoted bid price. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

(b) Security Transactions
------------------------
Security transactions are accounted for as of trade date.Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
---------------------------------
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a "balance credit" arrangement with the Bank of New York ("BNY"), the Funds' custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90 day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the year ended September 30, 2003, the custodian expense was not reduced under this arrangement for either Fund.

------------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------------

(d) Dividends and Distributions
------------------------------
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Frontier Growth paid no distributions in 2002 or 2003. The tax character of distributions paid by Frontier Value during 2002 and 2003 were as follows:



				Small Company Value
				2003		2002
				--------------------------------
Distributions paid from:
Ordinary income 		$ 27,747 	$ 21,523
Short-term capital gains 	     508 	 834,018
Long-term capital gains 	      50 	 129,139
				--------------------------------
				$ 28,305 	$984,680



As of September 30, 2003, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:



				Small
				Company
				Value		Growth
				------------	------------
Capital loss carryforward 	$ 882,027 	$ 746,983
Undistributed ordinary income 	   18,516 	     -
Undistributed long-term gains 	     -		     -
				------------	------------
				$ 900,543 	$ 746,983


(e) Federal Taxes
----------------
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended,and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
--------------------------
At September 30,2003, Frontier Growth had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes of $425,874 and $321,109, expiring September 30, 2010 and 2011, respectively and Frontier Value had $882,027 expiring September 30, 2011.

(g) Capital Stock
----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

------------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------------
At September 30, 2003, certain shareholders and one unaffiliated omnibus account each held greater than 10% of the outstanding shares of the Funds as follows: Growth - two own 26%; and Small Company Value - three own 74%.

(h) Repurchase Agreements
-------------------------
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds' custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Funds and is responsible for the Funds' overall administration. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Funds' investment portfolios are managed by Frontier Capital Management Company, LLC ("Frontier"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Frontier with respect to each of the Funds. AMG indirectly owns a majority interest in Frontier. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG, and/or MDI. The Growth Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets. The Investment Manager, in turn, pays Frontier 0.85% of the average daily net assets of the Fund for its services as sub-advisor. Small Company Value is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.10% of the average daily net assets. The Investment Manager, in turn, pays Frontier 1.10% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Frontier, Frontier reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager contractually agreed, through September 30, 2003, to waive fees and pay or reimburse the Funds to the extent that the total operating expenses (excluding interest, taxes, brokerage, and any other extraordinary expense) exceed 1.24% and 1.49%, respectively, of Growth's and Small Company Value's average daily net assets. The Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's total operating expenses in any such year to exceed 1.24% and 1.49%, respectively, of the Fund's average daily net assets.

At September 30, 2003, the cumulative amounts of unreimbursed expenses for Growth and Small Company Value are $243,150, and $244,538, respectively. In addition to any other waiver or reimbursement agreed to by the Invest-

------------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------------
ment Manager, Frontier from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust and other affiliated funds in the complex.

The Funds have entered into a distribution agreement with MDI to act as distributor of the Funds. The Funds have adopted a distribution plan to pay for the marketing of each Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of each Fund's average daily net assets.

(3) Purchases and Sales of Securities
------------------------------------
Purchases and sales of securities, excluding short-term securities, for the year ended September 30, 2003, for Growth were $5,702,022 and $6,225,182, respectively. Purchases and sales of securities, excluding short-term securities, for Small Company Value for the same time period were $9,257,583 and $11,628,398, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

(4) Portfolio Securities Loaned
------------------------------
Each Fund may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund lending the security, according to agreed-upon rates.

(5) Tax Information
------------------
Pursuant to Section 852 of the Internal Revenue Code, Small Company Value designated $50 as a 20% capital gain distribution for the fiscal year ended September 30, 2003.

(6) Transactions with Affiliated Companies
------------------------------------------
An affiliated company is a company that is directly or indirectly controlled by a related party. Transactions during the year ended September 30, 2003, with companies which are or were affiliates are as follows:



				Purchase 	Sales 		Dividend 	Market
Affiliate 			Cost 		Cost 		Income 		Value
--------------------------	-------------	-------------	-------------	-------------
Brandywine Realty Trust 	$ 53,359 	$ 66,481 	$ 22,396 	$ 305,711


(7) Commitments and contingencies
--------------------------------
In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

(8) Subsequent Events
--------------------
On October 30, 2003, the Funds' Board of Trustees approved a plan of liquidation for each Fund. The liquidations are currently expected to take place on or about January 2, 2004. Effective October 30, 2003, the Funds will no longer accept investments to open new shareholder accounts or to purchase shares in existing accounts.

------------------------------------------------------------------------
Report of Independent Auditors
------------------------------------------------------------------------
To the Trustees of Managers AMG Funds and the Shareholders of
Frontier Growth Fund and Frontier Small Company Value Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial positions of Frontier Growth Fund and Frontier Small Company Value Fund (hereafter referred to as the "Funds"), at September 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in footnote 8 in the Notes to Financial Statements, the Board of Trustees approved a plan of liquidation for each Fund which is currently expected to take place on or about January 4, 2004.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 14, 2003

------------------------------------------------------------------------
Trustees and Officers (unaudited)
------------------------------------------------------------------------

Trustees and Officers of the Trust
----------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President, Chief/Principal Financial officer, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

Independent Trustees
--------------------
The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH THE FUND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        AND LENGTH OF 	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	TIME SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     21	      Trustee of Appleton Growth
DOB: 9/9/37	1999		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     21	      Trustee of Third Avenue
Chapman, II	1999		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Series Trust
				 Hewitt Associates, LLC			(1 portfolio)
				 (part time) (provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------


------------------------------------------------------------------------
Trustees and Officers (continued)
------------------------------------------------------------------------

		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH THE FUND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        AND LENGTH OF 	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	TIME SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     21      Trustee of Third Avenue
Kaier		1999		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     21      Trustee of Third Avenue
DOB:6/5/58	1999		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Series Trust
				 Professor, Harvard Law 		(1 portfolio)
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------




* The Fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

------------------------------------------------------------------------
Trustees and Officers (continued)
------------------------------------------------------------------------
Interested Trustees
-------------------
The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr.Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of,Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH THE FUND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        AND LENGTH OF 	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEE/
OF BIRTH	TIME SERVED	 			OVERSEEN BY	OFFICER
							 TRUSTEE/
							OFFICER
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      21		None
DOB: 5/9/61	1999		 Operating Officer,
				 Affiliated Managers
				 Group, Inc. (1999-Present);
			         Director, Affiliated
				 Managers Group, Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc. (1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	Trustee since    President and Chief 	       21		None
Lebovitz	2002;		 Executive Officer,
DOB: 1/18/55	President since  The Managers Funds
		1999		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Management, Inc.
				 (1989-1993)
-------------   ---------------- ---------------------  ------------- ---------------------------






*The Fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

------------------------------------------------------------------------
Trustees and Officers (continued)
------------------------------------------------------------------------
Officers
--------


			POSITION(S) HELD
NAME			WITH THE FUND	 PRINCIPAL OCCUPATIONS
AND DATE        	AND LENGTH OF 	 DURING PAST 5 YEARS
OF BIRTH	   	TIME SERVED

---------------------  	---------------- ------------------------------------------------

Galan G.Daukas		Chief Financial	  Chief Operating Officer,The Managers
DOB: 10/24/63		Officer since 	  Funds LLC (2002-Present); Chief Financial
			2002	  	  Officer The Managers Funds, Managers Trust
				  	  I and Managers Trust II (2002-Present);
				          Chief Operating Officer
				          and Chairman of the Management Committee,
				          Harbor Capital Management Co., Inc. (2000-
				          2002); Chief Operating Officer, Fleet
				          Investment Advisors (1992-2000)
---------------------  	---------------- ------------------------------------------------
John Kingston, III	Secretary since	  Senior Vice President and General Counsel, (2002-Present)
DOB: 10/23/65		1999		  Affiliated Managers Group, Inc.; Vice President
					  and Associate General Counsel, Affiliated Managers
					  Group, Inc. (1999-2002); Director and Secretary,
					  Managers Distributors, Inc. (2000-Present); Served in
					  a general counsel capacity, Morgan Stanley Dean Witter
					  Investment Management, Inc. (1998-1999); Associate,
					  Ropes and Gray (1994-1998)
---------------------  	---------------- ------------------------------------------------
Donald S. 		Treasurer since   Director, Finance and Planning, The
Rumery			1999		  Managers Funds LLC, (1994-Present);
DOB:5/29/58				  Treasurer and Chief Financial Officer,
					  Managers Distributors, Inc. (2000-Present);
				  	  Treasurer, The Managers Funds (1995-Present);
					  Secretary, The Managers Funds (1997-Present);
					  Treasurer & Secretary; Managers Trust I and
					  Managers Trust II (2000-Present)
---------------------  	---------------- ------------------------------------------------





[AMG Logo Omitted]

Managers AMG Funds

Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Sub-Advisor
-----------
Frontier Capital Management Company, LLC
99 Summer Street
Boston, Massachusetts 02110

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.



www.managersamg.com
www.managersfunds.com

Item 2.  CODE OF ETHICS.
=====================================================================
Registrant has adopted a Code of Ethics.  See attached Exhibit 10(a).



Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
=====================================================================
Registrant's Board of Trustees has determined that independent Trustee Mr. Jack Aber qualifies as the Audit Committee Financial Expert. Mr. Aber is "independent" as such term is defined in Form N-CSR.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
=====================================================================

Not applicable.



Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
=====================================================================

Not applicable.



Item 6. [RESERVED]
=====================================================================



Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
	CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
=====================================================================

Not applicable.



Item 8. [RESERVED]
=====================================================================



Item 9.  CONTROLS AND PROCEDURES.
=====================================================================

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) Internal Controls. There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  EXHIBITS
=====================================================================

(a)	Any code of ethics or amendments hereto.  Filed herewith.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

			    SIGNATURES
			    ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	November 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	November 25, 2003
	-----------------


By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	November 25, 2003
	-----------------